Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
change in level 3
Balance, December 31, 2017	$5,609,389
Exercises/Conversions	$(2,941,860)
Change in fair value recognized in operations	$(1,847,985)
Balance,March 31, 2018	$819,544

Balance, June 30, 2015	$11,504,057
Issued during the year ended June 30, 2016	3,887,618
Converted during the year ended June 30, 2016	(2,102,681)
Change in fair value recognized in operations	(11,071,250)
Balance, June 30, 2016	2,217,744
Issued during the year ended June 30, 2017	1,383,650
Exercises/Conversions	(479,834)
Change in fair value recognized in operations	1,951,019
Balance, June 30, 2017	5,072,579
Issued during the six months ended December 31, 2017	4,017,623
Converted during the six months ended December 31, 2017	(5,276,018)
Change in fair value recognized in operations	1,795,205
Balance, December 31, 2017	$5,609,389

The estimated fair value of the derivative instruments
Estimated Dividends	None
Expected Volatility	162.6%
Risk Free Interest Rate	1.723%
Expected term	.1 to 4.5 years

	December 31, 2017	June 30, 2017	June 30, 2016
Estimated dividends	None	None	None
Expected volatility	165%	114%	45%
Risk free interest rate	1.39%	.84%	.12%
Expected term	.1 to 4.8 years	1 to 2.0 years	1 to 5.5 years